J.P. Morgan Mortgage Trust 2021-7 ABS-15G

Exhibit 99.12

Tape Compare Report
Loan Number	Alt Loan Number	Tape	Audited	Field Compare	Variance	Data Discrepancy Flag
XXXXXXXX	302505110		XXXX.XX	P&I Payment	Data Not Provided	Yes
XXXXXXXX	302504870		XXXX.XX	P&I Payment	Data Not Provided	Yes
XXXXXXXX	302528876		XXXX.XX	P&I Payment	Data Not Provided	Yes
XXXXXXXX	302505110		XX/XX/XXXX	Note Date	Data Not Provided	Yes
XXXXXXXX	302504870		XX/XX/XXXX	Note Date	Data Not Provided	Yes
XXXXXXXX	302528876		XX/XX/XXXX	Note Date	Data Not Provided	Yes
XXXXXXXX	302505110		QM/non-HPML (safe harbor)	QM Type	Data Not Provided	Yes
XXXXXXXX	302504870		QM/non-HPML (safe harbor)	QM Type	Data Not Provided	Yes
XXXXXXXX	302528876		QM/non-HPML (safe harbor)	QM Type	Data Not Provided	Yes